CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	¥ 3,052,269	¥ 2,995,075
Time deposits	901,244	1,082,654
Marketable securities	1,768,360	1,821,598
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥50,110 million in 2017 and ¥25,925 million in 2018	2,219,562	2,115,938
Finance receivables, net	6,348,306	6,196,649
Other receivables	489,338	436,867
Inventories	2,539,789	2,388,617
Prepaid expenses and other current assets	833,788	796,297
Total current assets	18,152,656	17,833,695
Noncurrent finance receivables, net	9,481,618	9,012,222
Investments and other assets
Marketable securities and other securities investments	7,999,323	7,679,928
Affiliated companies	3,162,917	2,845,639
Employees receivables	22,562	25,187
Other	1,221,500	1,156,406
Total investments and other assets	12,406,302	11,707,160
Property, plant and equipment
Land	1,404,611	1,379,991
Buildings	4,659,753	4,470,996
Machinery and equipment	11,535,381	11,357,340
Vehicles and equipment on operating leases	5,934,393	5,966,579
Construction in progress	509,851	474,188
Total property, plant and equipment, at cost	24,043,989	23,649,094
Less - Accumulated depreciation	(13,776,316)	(13,451,985)
Total property, plant and equipment, net	10,267,673	10,197,109
Total assets	50,308,249	48,750,186
Current liabilities
Short-term borrowings	5,154,913	4,953,682
Current portion of long-term debt	4,186,277	4,290,449
Accounts payable	2,586,657	2,566,382
Other payables	1,048,216	936,938
Accrued expenses	3,104,260	3,137,827
Income taxes payable	462,327	223,574
Other current liabilities	1,254,241	1,210,113
Total current liabilities	17,796,891	17,318,965
Long-term liabilities
Long-term debt	10,006,374	9,911,596
Accrued pension and severance costs	931,182	905,070
Deferred income taxes	1,118,165	1,423,726
Other long-term liabilities	533,561	521,876
Total long-term liabilities	12,589,282	12,762,268
Total liabilities	30,386,173	30,081,233
Mezzanine equity
Model AA Class Shares, no par value, authorized: 150,000,000 shares in 2017 and 2018; issued: 47,100,000 shares in 2017 and 2018	491,974	485,877
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2017 and 2018; issued: 3,262,997,492 shares in 2017 and 2018	397,050	397,050
Additional paid-in capital	487,502	484,013
Retained earnings	19,473,464	17,601,070
Accumulated other comprehensive income (loss)	435,699	640,922
Treasury stock, at cost, 288,274,636 shares in 2017 and 353,073,500 shares in 2018	(2,057,733)	(1,608,243)
Total Toyota Motor Corporation shareholders' equity	18,735,982	17,514,812
Noncontrolling interests	694,120	668,264
Total shareholders' equity	19,430,102	18,183,076
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 50,308,249	¥ 48,750,186